Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.22%(a)
Alabama–1.67%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 185	$ 164,772
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,065	1,140,221
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	755	802,251
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(c)(d)	5.50%	01/01/2043	1,900	1,083,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,058,591
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,115	1,094,610
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,050	1,113,211
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	615	618,404
				7,075,060
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	272,970
Arizona–2.76%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	68	61,387
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	895	881,005
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	463,620
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	185	184,378
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	792,661
Series 2017, Ref. RB	5.00%	11/15/2045	665	541,838
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	165	158,169
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	2,240	2,387,119
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	380	380,647
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	270	251,167
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	885	848,492
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	2,530	2,719,430
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	603,379
Series 2007, RB	5.00%	12/01/2037	1,350	1,433,893
				11,707,185
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	437,374
California–14.73%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	784,080
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,250	969,437
Series 2023, GO Bonds(h)	5.25%	09/01/2053	2,525	2,794,709
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,895	2,007,870
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	277,480
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	8,390	816,444
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	35,433
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,245	216,781
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	$ 3,280	$ 3,492,257
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,960,382
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,031	2,913,381
Series 2023-1, RB	4.38%	09/20/2036	626	618,791
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	145	140,856
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,034,640
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2046	500	479,151
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,245	1,256,293
Series 2018 A, RB(i)	5.00%	12/31/2047	1,500	1,494,744
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	185	165,545
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	580	585,282
Series 2012, RB(e)(i)	5.00%	07/01/2030	165	166,361
Series 2012, RB(e)(i)	5.00%	07/01/2037	1,730	1,734,620
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,030	2,032,666
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	750	753,365
California State University; Series 2019 A, RB(h)(j)	5.00%	11/01/2049	1,585	1,664,403
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,723,146
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	625	459,640
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	375	317,413
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	370	369,958
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	626,960
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,190	130,141
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2037	600	669,374
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(i)	5.00%	05/15/2044	2,950	3,028,971
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	1,740	1,849,402
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	930	969,817
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,593,156
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	1,500	1,435,313
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	2,300	2,275,168
Regents of the University of California Medical Center;
Series 2022 P, RB(h)(j)	4.00%	05/15/2053	4,065	3,868,438
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,285,014
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	925	881,747
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,474,109
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,574,580
Series 2023 B, RB(i)	5.00%	07/01/2048	1,890	1,962,762
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(i)	5.00%	05/01/2038	505	523,864
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(i)	4.00%	05/01/2039	830	805,096
Series 2019 E, RB(i)	5.00%	05/01/2050	1,760	1,790,559
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	450	480,414
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	2,605	982,627
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,025	1,079,882
				62,556,853
Colorado–6.52%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	1,790	1,728,992
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	558,175
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	697,904
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	$ 465	$ 499,723
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,260	1,132,755
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	446,808
Series 2022, RB	6.50%	12/01/2053	500	506,259
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	513,286
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,303,774
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,806,143
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,143,315
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	335	269,672
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(l)	5.00%	07/24/2024	500	515,621
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	1,315	1,328,229
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,185	1,211,189
Series 2018 A-2, RB(g)	0.00%	08/01/2033	1,700	1,139,291
Series 2022 A, RB(i)	5.00%	11/15/2036	710	766,689
Series 2022 A, RB(i)	5.00%	11/15/2047	1,905	1,978,727
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	295,121
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,746,910
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	585	496,287
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	430	442,974
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	573,517
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	489,166
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	928,182
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	471,670
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	530,995
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	464,917
Series 2023, GO Bonds	8.00%	12/15/2035	610	591,001
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	262,600
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,535	1,009,386
				27,691,245
District of Columbia–3.21%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,260	1,348,177
Series 2023 A, RB	5.25%	05/01/2048	1,865	2,039,893
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	494,728
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,384,986
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,005	2,035,177
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,575	1,514,094
Series 2023 A, Ref. RB(i)	5.25%	10/01/2043	860	920,303
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,138,108
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,635	1,782,715
				13,658,181
Florida–10.91%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(d)(e)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $96,495)(d)(e)	6.50%	11/15/2033	100	84,314
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	$ 370	$ 332,947
Broward (County of), FL; Series 2019 B, RB(i)	4.00%	09/01/2044	625	587,277
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,742,974
Broward County FL Water & Sewer Utility Revenue; Series 2024, RB(h)	4.00%	10/01/2047	2,700	2,602,002
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	935	1,034,327
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $728,530)(c)(d)(e)	7.75%	05/15/2035	746	20,134
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,040	1,059,384
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	917,490
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	750	780,000
Series 2024, Ref. RB(i)	5.00%	07/01/2041	650	668,285
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.00%	07/01/2044	1,900	1,956,950
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2047	750	779,719
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2053	630	650,302
Series 2024, Ref. RB(i)	5.50%	07/01/2053	650	676,431
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,120	1,241,011
Series 2024, RB(h)	5.50%	09/01/2053	1,885	2,088,667
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	800	803,937
Series 2019 A, RB(i)	4.00%	10/01/2044	1,750	1,633,753
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,268,455
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,895	1,920,704
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	1,865	2,040,748
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	930	1,020,801
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	451,494
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	189,794
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	702,533
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	775	825,800
Series 2022, RB	5.25%	08/01/2049	1,250	1,311,800
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,485	1,568,518
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	819,945
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	710,921
Miami-Dade (County of), FL;
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	375	393,306
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	1,605	1,670,717
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	1,885	1,782,295
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,015,011
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	1,755	1,833,580
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	1,200	268,108
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	71,048
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	67,072
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	53,857
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	915,140
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	578,081
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	380,724
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,360
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	953,426
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	4,255	1,174,229
				46,340,691
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.22%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(j)	4.00%	07/01/2044	$ 2,495	$ 2,419,977
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	820	864,701
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	557,765
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	925	924,022
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	945	928,838
Series 2023 B, RB(b)	5.00%	03/01/2030	1,350	1,419,011
Series 2024 A, RB(b)	5.00%	09/01/2031	1,260	1,332,753
				9,429,507
Hawaii–0.97%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2042	1,090	1,162,725
Series 2024, RB	5.50%	07/01/2052	1,825	1,968,665
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,584
				4,131,974
Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	236,595
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	314,724
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,285	1,380,682
				1,932,001
Illinois–7.12%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(g)	0.00%	01/01/2029	1,710	1,404,421
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	798,886
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	325,889
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	260,545
Series 2014, RB	5.00%	11/01/2039	650	651,034
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,608,041
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,611,283
Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB	5.00%	01/01/2052	1,100	1,112,782
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	905	937,540
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	535,172
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	972,994
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,485	1,407,858
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,050,992
Series 2014, GO Bonds	5.00%	05/01/2035	355	355,274
Series 2014, GO Bonds	5.00%	05/01/2036	850	850,629
Series 2016, GO Bonds	5.00%	11/01/2036	895	908,471
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	202,166
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,931,665
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	978,763
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,126,218
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	270	270,263
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,983)(d)	5.00%	11/01/2040	45	36,945
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506)(d)	5.00%	11/01/2049	910	672,923
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,012,527
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	984	524,308
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	939,432
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	$ 155	$ 156,312
Series 2017, Ref. RB	5.25%	02/15/2037	145	146,185
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,545,672
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	920	922,706
				30,257,896
Indiana–1.60%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	1,865	2,061,873
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,743,336
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	175	175,025
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(i)	5.00%	01/01/2027	990	1,014,637
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,250	1,348,831
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	465	460,510
				6,804,212
Iowa–1.20%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	323,064
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	922,003
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,050	2,133,397
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	198,391
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	160	155,726
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,345	1,369,012
				5,101,593
Kentucky–2.37%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	500	500,298
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	4.76%	02/01/2025	530	530,174
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	395	386,176
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	833,029
Series 2015 A, RB	5.00%	07/01/2040	750	750,340
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,004,369
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	945	951,260
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,260	1,342,577
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	3,575	3,783,497
				10,081,720
Louisiana–0.44%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	620	547,879
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	925	926,315
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	375	382,310
				1,856,504
Maryland–0.88%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	286,777
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	941,567
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	769,768
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	335,620
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	710	729,435
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	$ 690	$ 689,074
				3,752,241
Massachusetts–2.09%
Massachusetts (Commonwealth of); Series 2024, RB(h)	5.00%	06/01/2053	3,430	3,664,496
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	990	1,044,935
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,146,820
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	1,865	1,957,481
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2035	270	267,358
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	790	819,741
				8,900,831
Michigan–5.26%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	229,970
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2048	1,590	1,542,572
Lansing (City of), MI; Series 2024, RB(h)	5.25%	07/01/2054	2,735	2,973,435
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,263,908
Series 2024, RB(h)	5.50%	11/15/2049	2,330	2,601,641
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,190	2,237,649
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(f)	5.00%	07/01/2031	2,500	2,501,835
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	475,277
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	475,258
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	119,795
Series 2020, Ref. RB	5.00%	06/01/2045	360	326,104
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(h)(j)(l)	5.00%	12/01/2046	2,965	3,007,731
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,512,368
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,525	1,519,903
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	545	556,986
				22,344,432
Minnesota–0.67%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	337,375
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	443,380
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,260	1,345,770
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	507,352
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	230,337
				2,864,214
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	497,403
Missouri–2.20%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	801,172
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,672,446
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	3,555	3,633,722
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	745	759,886
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	$ 385	$ 308,362
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	235,137
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,381,154
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	575	559,361
				9,351,240
Nebraska–1.78%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,913,764
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	630	655,812
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	806,227
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(f)	4.00%	02/01/2051	1,545	1,480,839
Series 2022, RB(h)(j)	5.25%	02/01/2052	1,570	1,690,109
				7,546,751
Nevada–1.06%
Clark County Water Reclamation District; Series 2024, GO Bonds(h)	5.00%	07/01/2053	3,965	4,216,373
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	305	288,229
				4,504,602
New Hampshire–1.18%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	221	209,748
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,224	1,173,538
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	829,399
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	810,078
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,974,698
				4,997,461
New Jersey–5.23%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(f)(h)	5.25%	07/01/2026	6,625	6,841,954
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	345	345,402
Series 2012, RB(i)	5.75%	09/15/2027	450	450,287
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2040	1,180	1,154,791
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,190	2,190,878
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,642,310
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN(h)(j)	5.00%	06/15/2029	1,190	1,217,148
Series 2018 A, RN(h)(j)	5.00%	06/15/2030	405	413,515
Series 2018 A, RN(h)(j)	5.00%	06/15/2031	565	576,231
Series 2021 A, Ref. RB	5.00%	06/15/2033	370	403,454
Series 2022, RB	5.25%	06/15/2046	1,070	1,155,012
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,233,107
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,287,608
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,290	1,298,793
				22,210,490
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	269,275
New York–19.57%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	200	182,104
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,922,589
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	$ 1,510	$ 1,531,774
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	875	851,039
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	295	270,730
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,025,618
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	1,750	1,537,809
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	1,835	1,943,387
Subseries 2022 D-1, RB(h)	5.25%	05/01/2038	1,015	1,131,553
Subseries 2022 D-1, RB(h)	5.25%	05/01/2042	1,725	1,891,274
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,130	1,231,908
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,189,568
Series 2020 BB-1, RB	5.00%	06/15/2050	2,430	2,548,520
Series 2020, Ref. RB	5.00%	06/15/2050	1,225	1,284,747
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,351,892
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,795,038
Series 2024 B, RB	4.38%	05/01/2053	1,640	1,601,121
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	983,055
Series 2018 E, RB(h)	5.00%	03/15/2046	4,260	4,418,249
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,558,525
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	2,740	2,647,188
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	3,130	2,932,684
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,305	1,403,379
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,758,082
Series 2019 B, RB (INS - AGM)(f)(h)(j)	4.00%	01/01/2050	1,950	1,864,405
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,785,140
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	945	951,129
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	188,346
Series 2010 A, RB(e)	6.25%	06/01/2041	1,000	999,960
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,359,153
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	4,375	4,382,881
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,399,608
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	385	405,010
Series 2020, Ref. RB(i)	5.38%	08/01/2036	705	744,567
Series 2023, RB(i)	5.38%	06/30/2060	1,620	1,680,112
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	805	805,259
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,000	1,000,102
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	1,565	1,614,478
Series 2018, RB(i)	5.00%	01/01/2034	1,510	1,557,640
Series 2018, RB(i)	5.00%	01/01/2036	1,265	1,301,344
Series 2020, RB(i)	5.00%	10/01/2040	1,495	1,549,835
Series 2020, RB(i)	4.38%	10/01/2045	875	850,998
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,465	2,453,433
Series 2016 A, RB(i)	5.25%	01/01/2050	2,355	2,345,034
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	740	785,437
Series 2022, RB(i)	5.00%	12/01/2038	455	477,766
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,312,606
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	$ 565	$ 589,301
Series 2021 A, RB	5.00%	11/15/2056	835	872,293
Series 2022, RB(h)	5.00%	05/15/2051	4,090	4,303,638
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,561,190
				83,132,498
North Carolina–0.44%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	725	736,531
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(g)	0.00%	01/01/2053	2,250	535,888
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	605	578,408
				1,850,827
North Dakota–0.63%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,750	1,549,454
Series 2017 C, RB	5.00%	06/01/2053	1,305	1,118,088
				2,667,542
Ohio–4.58%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	650,354
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,885	3,460,216
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,845	5,237,350
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	6,405	573,308
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	900	900,291
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	600	600,145
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	415	410,657
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	876,340
Series 2017, Ref. RB	5.50%	02/15/2052	645	652,579
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,061,705
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,363,277
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,067,863
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(e)	6.00%	04/01/2038	1,025	269,575
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	633,069
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,698,967
				19,455,696
Oklahoma–1.35%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,884,560
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	885	966,142
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	535	516,243
Series 2023, RB	4.13%	04/01/2053	665	646,803
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	250	250,182
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	475	475,346
				5,739,276
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	627	645,720
Oregon–1.26%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	348,490
Oregon (State of); Series 2019, GO Bonds(h)	5.00%	08/01/2044	2,500	2,627,300
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,070	1,146,171
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	$ 1,200	$ 1,232,371
				5,354,332
Pennsylvania–3.64%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(i)	5.50%	01/01/2048	1,025	1,104,895
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	576,658
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	500	284,330
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	495,473
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	518,263
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	1,505	1,560,672
Series 2022, RB (INS - AGM)(f)(i)	5.00%	12/31/2057	750	769,434
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	693,723
Series 2023 A-2, RB	4.00%	05/15/2048	410	380,830
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	753,840
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,040,211
Series 2019 A, RB	5.00%	12/01/2049	165	171,476
Series 2020 B, RB	5.00%	12/01/2050	445	467,015
Series 2021 A, RB	4.00%	12/01/2050	930	852,230
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	2,345	2,357,791
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	610	610,574
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2046	1,275	1,182,093
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,330,245
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	310	306,434
				15,456,187
Puerto Rico–5.67%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,905	1,914,847
Series 2002, RB	5.63%	05/15/2043	1,110	1,123,153
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	820,587
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	220,713
Series 2008 A, RB(g)	0.00%	05/15/2057	11,190	899,117
Series 2008 B, RB(g)	0.00%	05/15/2057	28,010	1,685,014
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	914,987
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	928,369
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	717,949
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	422,934
Subseries 2022, RN(g)	0.00%	11/01/2043	555	344,692
Subseries 2022, RN(g)	0.00%	11/01/2051	1,059	668,574
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,440	1,426,541
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	550	543,513
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	480	471,486
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	$ 335	$ 298,712
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	649,066
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,394,511
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	454,512
Series 2018 A-1, RB(g)	0.00%	07/01/2046	6,175	1,977,870
Series 2018 A-1, RB(g)	0.00%	07/01/2051	8,095	1,925,292
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,130,854
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,605,521
Series 2019 A-2, RB	4.33%	07/01/2040	920	917,121
Series 2019 A-2, RB	4.78%	07/01/2058	630	624,427
				24,080,362
Rhode Island–0.54%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	530	534,801
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,755,991
				2,290,792
South Carolina–1.62%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	955,890
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,485	1,571,019
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	380	415,184
Series 2024, RB	5.50%	11/01/2054	630	684,595
South Carolina (State of) Ports Authority; Series 2015, RB(b)(i)(l)	5.25%	07/01/2025	2,620	2,659,614
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2022 A, RB	4.00%	12/01/2052	675	601,492
				6,887,794
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,545,599
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,672,452
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	817,582
				4,035,633
Tennessee–5.80%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	949,891
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,381,871
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(g)	0.00%	07/01/2026	12,525	11,442,672
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,506,597
Knox County & Knoxville City Sports Authority; Series 2024, RB(h)	6.00%	12/01/2054	2,190	2,477,597
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,246,117
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	885	896,651
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	715	728,825
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,025,737
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	1,875	1,966,460
				24,622,418
Texas–16.65%
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	880	931,320
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	813,892
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	757,836
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	848,236
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	$ 1,250	$ 1,271,814
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	728,358
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,221,730
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	2,991,648
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,182,301
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,000	966,071
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,065	1,007,518
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	910,481
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2048	1,290	1,361,530
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	425	425,221
Series 2021 A, RB(i)	4.00%	07/01/2041	435	408,819
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	375	382,267
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	1,013,100
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,295,764
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	964,849
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	955,761
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(f)(i)	5.13%	11/01/2028	5,000	5,090,096
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	2,305	2,291,427
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	665	632,470
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2047	1,000	400,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	45,735
Series 2021, RB	2.00%	11/15/2061	1,664	619,092
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	835,915
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	830	820,688
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,090,006
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	920	730,768
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	339,156
Series 2017, Ref. RB	5.00%	01/01/2047	460	408,164
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	173,562
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	987,700
Series 2020, RB	5.25%	10/01/2055	1,680	1,406,152
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,903,222
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,230	1,314,349
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,295	2,512,157
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	585,401
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,637,244
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,790	1,730,328
Series 2016, Ref. RB	5.00%	05/15/2045	755	676,375
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(c)(d)	5.75%	02/15/2025	335	184,250
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(c)(d)	6.38%	02/15/2048	1,490	819,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	56,486
Series 2020, Ref. RB	6.75%	11/15/2051	60	54,534
Series 2020, Ref. RB	6.88%	11/15/2055	60	54,887
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2040	1,500	690,882
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	$ 2,650	$ 1,495,676
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	955	509,293
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,495	1,496,565
Texas (State of) Water Development Board;
Series 2023 A, RB	4.75%	10/15/2043	1,545	1,628,426
Series 2023 A, RB	4.88%	10/15/2048	1,865	1,961,758
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,065	995,709
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,250	2,312,047
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,150	1,234,485
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	2,510	2,667,100
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,000
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	1,855	1,712,548
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	2,510	2,294,078
Wylie Independent School District/Collin County; Series 2024, RB (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2054	2,665	2,880,637
				70,722,384
Utah–2.18%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	409,090
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,110	1,116,510
Series 2021 A, RB(i)	5.00%	07/01/2046	620	642,959
Series 2023 A, RB(i)	5.50%	07/01/2053	2,180	2,338,544
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,389,920
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	976,053
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,165	1,172,243
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	842,280
				9,260,628
Virginia–3.10%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	1,900	1,900,092
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,492,081
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2053	1,020	1,092,655
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	250	229,461
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(c)(d)	5.25%	09/01/2049	110	102,518
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	883,307
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	01/01/2037	2,560	2,681,249
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	425	431,643
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,215	1,222,477
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	610	614,466
Series 2017, RB(i)	5.00%	12/31/2056	2,505	2,510,543
				13,160,492
Washington–2.82%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	700	721,250
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	1,865	1,974,568
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,070	1,987,035
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,400	1,523,023
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,650,152
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	$ 925	$ 849,696
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,021,940
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	325	269,246
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	270	215,240
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	888	787,975
				12,000,125
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	620	665,853
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,295,067
				1,960,920
Wisconsin–5.77%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	4,885	1,321,010
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	21,940	3,422,706
Series 2022, RB(e)	5.25%	12/15/2061	1,280	1,282,031
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,859,958
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,265,943
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,780,729
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	625	508,167
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,033,436
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,565,000
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	930	941,460
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	685	500,050
Series 2017, RB(e)	6.75%	12/01/2042	1,595	1,544,046
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	310	285,781
Series 2022 A, RB(e)	6.13%	02/01/2050	335	308,827
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	465	457,102
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	490	220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,267,958
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,248,528
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	680,178
				24,493,410
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	805	769,505
Total Municipal Obligations (Cost $663,000,946)				655,160,447
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Shares	Value
Exchange-Traded Funds–0.18%
Invesco Municipal Strategic Income ETF (Cost $758,488)(q)	14,890	$ 754,384
TOTAL INVESTMENTS IN SECURITIES(r)–154.40% (Cost $663,759,434)		655,914,831
FLOATING RATE NOTE OBLIGATIONS–(12.74)%
Notes with interest and fee rates ranging from 3.88% to 4.27% at 05/31/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(s)		(54,130,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(43.22)%		(183,587,070)
OTHER ASSETS LESS LIABILITIES–1.56%		6,619,740
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$424,817,501
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $3,379,029, which represented less than 1% of the Trust’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $3,695,902, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $35,667,321, which represented 8.40% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $12,430,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$760,292	$-	$-	$(5,908)	$-	$754,384	$7,772

See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $78,556,540 are held by TOB Trusts and serve as collateral for the $54,130,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$654,779,721	$380,726	$655,160,447
Exchange-Traded Funds	754,384	—	—	754,384
Total Investments	$754,384	$654,779,721	$380,726	$655,914,831
Invesco Advantage Municipal Income Trust II